Capital stock - Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic Earnings per share
Earnings attributable to ordinary shares outstanding	$ 241,902,323	$ 223,346,346	$ 316,637,512
Weighted average number of ordinary shares outstanding (in shares)	848,886,574	871,369,551	756,961,868
Basic Earnings per share (usd per share)	$ 0.2850	$ 0.2563	$ 0.4183
Diluted Earnings per share
Earnings attributable to ordinary shares outstanding and shares in Long-term Incentive Plan	$ 241,902,323	$ 223,346,346	$ 316,637,512
Weighted average number of ordinary shares plus shares in Long-term Incentive Plan (in shares)	861,120,880	883,292,759	768,845,264
Diluted earnings per share (usd per share)	$ 0.2809	$ 0.2529	$ 0.4118